Long-term Borrowings, excluding Current Portion - Future principal payments (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Long-term borrowings
2019	¥ 4,324
2021	1,201,060
Long-term borrowings	¥ 1,205,384